Note 12 - Commitments and Contingencies - Schedule of Future Unpaid Developer Commitments (Details) - Developer Commitments [Member] - USD ($)	Jun. 30, 2019	Dec. 31, 2018
2019		$ 419,818
2020	$ 209,909	209,909
Total Minimum Developer Commitments	$ 419,818	$ 629,727